Direct Costs (Details) - Schedule of direct costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Direct Costs Abstract
Depreciation on property, plant and equipment (Note 15)	$ 12,615,658	$ 6,806,198	$ 5,800,007	$ 5,785,745	$ 5,763,150	$ 692,775
Employees’ costs		3,891,969	3,482,431
Reimbursable port charges (Note 6.1)		1,681,878	1,558,887
Spare parts and consumables used	$ 1,460,979	938,386	657,917	$ 788,792	$ 592,471	$ 50,891
Insurance charges		782,357	397,976
Others		883,234	811,168
Total		$ 14,984,022	$ 12,708,386